Gratuity and other post-employment benefit plans	12 Months Ended
Mar. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Gratuity and other post-employment benefit plans
41.
Gratuity and other post-employment benefit plans

Retirement benefit in the form of provident fund is a defined contribution scheme. The contributions to the provident fund are charged to the consolidated statement of profit or loss for the year when the contributions are due. The Group has no obligation, other than the contribution payable to the provident fund.

The Group has a defined benefit gratuity plan. Gratuity is computed as 15 days' salary, for every completed year of service or part thereof in excess of 6 months and is payable on retirement / termination / resignation. The benefit vests on the employees after completion of 5 years of service. The Gratuity liability has not been externally funded. Group makes provision of such gratuity liability in the books of accounts on the basis of actuarial valuation as per the projected unit credit method.

The following tables summarise the components of net benefit expense recognised in the consolidated statement of profit or loss and the unfunded status and amounts recognised in the consolidated statement of financial position for gratuity.

a)
Statement of profit or loss and OCI

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Net employees benefit expense recognised in employee cost
Current service cost	31	44	52	1
Interest cost on benefit obligation	7	10	12	0
Net benefit expense*	38	54	64	1
* This amount is inclusive of amount capitalised in different projects.
Net (expense) / income recognised in OCI	(8)	9	3	0

b)
Statement of financial position

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Defined benefit liability
Present value of unfunded obligation	189	231	3
Net liability	189	231	3

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Changes in the present value of the defined benefit obligation
Opening defined benefit obligation	108	150	189	2
Current service cost	31	44	52	1
Interest cost	7	10	12	0
Benefits paid	(6)	(5)	(20)	(0)
Liabilities assumed / (settled)	—	1	(0)	(0)
Remeasurements during the year due to:
- Experience adjustments	7	6	6	0
- Change in financial assumptions	—	1	(10)	(0)
- Change in demographic assumptions	—	(16)	2	0
Liabilities net of planned assets assumed under business combination	3	9	—	—
Assets extinguished on curtailments / settlements	—	(11)	—	—
Closing defined benefit obligation	150	189	231	3

Since the entire amount of plan obligation is unfunded therefore changes in fair value of plan assets, categories of plan assets as a percentage of the fair value of total plan assets and Group’s expected contribution to the plan assets for the next year is not given.

c)
Principal assumptions used in determining gratuity obligations

	For the year ended March 31,
	2021	2022	2023
Discount rate	6.85%	6.80%	7.40%
Salary escalation	10.00%	10.00%	10.00%

The estimates of future salary increases considered in actuarial valuation take account of inflation, total amount of inflation, seniority, promotion and other relevant factors, such as supply and demand in the employment market.

The Group regularly assesses these assumptions with the projected long-term plans and prevalent industry standards. The impact of sensitivity due to changes in the significant actuarial assumptions on the defined benefit obligations is given in the table below:

	Change in	Impact on provision for gratuity as at March 31,
Particulars	assumptions	2022	2023	2023
		(INR)	(INR)	(USD)
Discount rate	+ 0.5%	184	223	3
	- 0.5%	197	240	3
Salary escalation	+ 0.5%	195	238	3
	- 0.5%	185	225	3

The sensitivity analysis above has been determined based on a method that extrapolates the impact on defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the year.

d)
Projected plan cash flow

The table below shows the expected cash flow profile of the benefits to be paid to the current membership of the plan based on past service of the employees as at the valuation date:

Maturity profile

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Within next 12 months	20	24	0
From 2nd to 5th year	90	100	1
From 6th to 9th year	76	94	1
From 10th year and beyond	147	241	3

The weighted average duration to the payment of these cash flows is 7.92 years (March 31, 2022: 7.15 years and March 31, 2021: 13 years).

e)
Risk analysis

The Group is exposed to a number of risks in the defined benefit plans. Most significant risks pertaining to defined benefits plans and management estimation of the impact of these risks are as follows:

i)
Inflation risk: Currently the Group has not funded the defined benefit plans. Therefore, the Group will have to bear the entire increase in liability on account of inflation.
ii)
Longevity risk / life expectancy: The present value of the defined benefit plan liability is calculated by reference to the best estimate of the mortality of plan participants both during and at the end of the employment. An increase in the life expectancy of the plan participants will increase the plan liability.
iii)
Salary growth risk: The present value of the defined benefit plan liability is calculated by reference to the future salaries of plan participants. An increase in the salary of the plan participants will increase the plan liability.

Defined contribution plan

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Contribution to provident fund and other fund charged to statement of profit or loss (inclusive of amount capitalised in different projects)	108	150	210	3